Financial Income (Expenses), Net - Schedule of Financial Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses:
Bank fees and interest	$ (22)	$ (65)	$ (117)
Issuance expenses		(182)
Interest expenses	(393)	(429)	(212)
Change in fair value of derivative financial instruments	(39)	(83)
Changes in fair value of debt investments at fair value through profit or loss	(2)		(167)
Exchange rate differences	(58)	(27)	(35)
Total financial expenses	(514)	(786)	(531)
Financial income:
Change in fair value of derivative financial instruments		81	462
Interest income related to debt investments through OCI	32
Interest income	763	115	15
Total financial income	795	196	477
Financial income (expense), net	$ 281	$ (590)	$ (54)